Inventories - Schedule of Provision for losses on inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Balances at the beginning of the year	R$ (33,727)	R$ (15,935)
Additions	(16,438)	(19,815)
Write-offs	1,012	2,023
Balances at the end of the year	R$ (49,153)	R$ (33,727)